Other current assets and other current liabilities - Additional information (Details)	Jul. 01, 2019
RUR
Other current assets
Mandatory reserves at central bank, as percentage of liabilities	4.75%
Foreign currencies
Other current assets
Mandatory reserves at central bank, as percentage of liabilities	8.00%